Foreign currency translation reserve and Other reserves - Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	₨ 559,333		₨ 570,753	₨ 485,346
Translation difference related to foreign operations, net	(656)	$ (9)	8,447	3,238
Balance at the end of the year	554,593	7,584	559,333	570,753
Foreign currency translation reserve [member]
Disclosure of foreign currency translation reserves [line items]
Balance at the beginning of the year	23,539		15,250	16,618
Translation difference related to foreign operations, net	(603)		8,289
Balance at the end of the year	₨ 22,936	$ 314	₨ 23,539	₨ 15,250